Document and Entity Information	Sep. 15, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Scilex Holding Co
Amendment Flag	true
Entity Central Index Key	0001820190
Document Type	8-K/A
Document Period End Date	Sep. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39852
Entity Tax Identification Number	92-1062542
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	516-4310
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A of Scilex Holding Company (the “Company”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on September 21, 2023 (the “Original Form 8-K”), with respect to the Settlement Agreement, dated September 15, 2023 (the “Settlement Agreement”), among the Company, Cove Lane Onshore Fund, LLC (“Cove Lane”), HBC Investments LLC (“HBC” and together with Cove Lane, the “Investors” and each an “Investor”) and Hudson Bay Capital Management LP (“Hudson Bay” and collectively with the Investors, the “Hudson Bay Parties” and each a “Hudson Bay Party”). The amendment is being filed to include additional disclosure regarding the treatment under the Settlement Agreement of amounts previously paid by the Company to the Investors. Except as described below, all of the other information in the Original Form 8-K remains unchanged.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SCLX
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SCLXW
Security Exchange Name	NASDAQ